Chapter 11 - Schedule of Allocation of Shares (Details) - shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Number of shares	79,866,503	49,999,998	49,999,998	49,999,998	49,999,998	100,384,435
% allocation					100.00%
Equity dilution on conversion of convertible bond					100.00%
Allocation to predecessor senior secured lenders
Reorganization, Chapter 11 [Line Items]
Number of shares					41,499,999
% allocation					83.00%
Equity dilution on conversion of convertible bond					78.85%
Allocation to new money lenders - holders of subscription rights
Reorganization, Chapter 11 [Line Items]
Number of shares					6,250,001
% allocation					12.50%
Equity dilution on conversion of convertible bond					11.87%
Allocation to new money lenders - backstop parties
Reorganization, Chapter 11 [Line Items]
Number of shares					2,125,000
% allocation					4.25%
Equity dilution on conversion of convertible bond					4.04%
Allocation to predecessor shareholders
Reorganization, Chapter 11 [Line Items]
Number of shares					124,998
% allocation					0.25%
Equity dilution on conversion of convertible bond					0.24%
Allocation to convertible bondholder
Reorganization, Chapter 11 [Line Items]
Number of shares					0
% allocation					0.00%
Equity dilution on conversion of convertible bond					5.00%